Cover	Jul. 15, 2020
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Jul. 15, 2020
Entity Registrant Name	BLUCORA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25131
Entity Tax Identification Number	91-1718107
Entity Address, Address Line One	3200 Olympus Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	972
Local Phone Number	870-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BCOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001068875
Current Fiscal Year End Date	--12-31
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	6333 North State Highway 161
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038